Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss) from operations	$ (860)	$ (12,721)
Items not affecting cash:
Depletion, depreciation and amortization	58,236	45,711
Share-based compensation	1,198	819
Interest expense and other finance costs	3,263	3,676
Loss on spin out of Plexmar net assets	4,412
NRV adjustment to inventory	2,106
Current income tax expense	23,416	9,629
Deferred income tax recovery	(13,068)	(3,872)
Unrealized foreign currency exchange gain (loss)	619	1,061
Operating cash flows before movements in working capital	79,785	44,303
Net changes in non-cash working capital items	(7,899)	(1,523)
Cash received from deferred revenue		4,904
Decomissioning liabilities settled	(1,423)	(468)
Income taxes paid	(15,994)	(3,576)
Cash generated from operating activities	54,469	43,640
Cash flows from investing activities
Capital expenditures	(51,607)	(25,352)
Cash used in investing activities	(51,607)	(25,352)
Cash flows from (used in) financing activities
Proceeds from issuance of notes payable	14,750	3,750
Proceeds from issuance of loans and credit facilities	15,000	20,000
Repayment of loans and credit facilities	(44,516)	(20,545)
Loans interest paid	(2,953)	(3,674)
Dividends paid to non-controlling interest	(3,372)	(495)
Cash from (used in) financing activities	(21,091)	(964)
Effect of foreign exchange rate changes on cash and cash equivalents	(38)	(281)
Increase (decrease) in cash and cash equivalents	(18,267)	17,043
Cash and cash equivalents, beginning of year	42,145	25,102
Cash and cash equivalents, end of year	$ 23,878	$ 42,145